SHARE-BASED PAYMENTS (Details) - shares	Jun. 30, 2019	Dec. 17, 2014
Options incentive Plan
SHARE-BASED PAYMENTS
Approved ordinary shares		1,264,000
Number of awards granted to date	808,960
Shares available for future awards	455,040
Plan of incentives through shares
SHARE-BASED PAYMENTS
Approved ordinary shares		1,264,000
Number of awards granted to date	902,487
Shares available for future awards	361,513
Number of shares assigned individually	551,148